Basis of Preparation/impact of changes in accounting principles - Basis of Preparation (Detail: Text Values) € in Millions	6 Months Ended
Jun. 30, 2019 EUR (€)
Leasing approach (ii): Difference between the right-of-use asset and the lease liability [Abstract]
Total equity adjustment due to elected approach (ii) for larger property leases, net of tax	€ 137
Derecognition of provisions previously recognized for onerous operating leases [Abstract]
Related increase in the balance sheet	3,200
Derecognition of accrued operating liabilities [Abstract]
Related increase in the balance sheet	3,600
Overall reduction in retained earnings, net of tax	€ 136